Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of ROU Assets and Related Lease Liabilities

The following represents the aggregate right of use assets and related lease liabilities as of June 30, 2025 and December 31, 2025:

	As of	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
Right of use assets-related party	-	278
Right of use assets-third party	-	1,522
Right of use assets	-	1,800

lease liabilities -related party	-	237
lease liabilities -third party	-	1,669
Total lease liabilities	-	1,906

Current lease liabilities	-	572
Non-current lease liabilities	-	1,334
Total lease liabilities	-	1,906

The weighted average lease term and discount rate as of June 30, 2025 and December 31, 2025 were as follows:

	As of June 30,	As of December 31,
	2025	2025
Weighted average lease term in years:
Operating leases	-	2.69
Weighted average discount rate:
Operating leases	-	4.75%

The components of lease expenses for the six months ended December 31, 2024 and 2025 were as follows:

	Six months ended December 31,
	2024	2025
	RMB	RMB
Operating lease expense	-	486
Short term lease expense	-	8
Total	-	494

Schedule of Maturities of Lease Liabilities

The following table provides maturities of lease liabilities at December 31, 2025:

Minimum Lease Payment
RMB
Year ending December 31:
2026	632
2027	442
2028	358
2029	346
2030	244
Thereafter	40
Total remaining undiscounted lease payments	2,062
Less: Interest	(156)
Total present value of lease liabilities	1,906
Less: Current operating lease liabilities	(572)
Non-current operating lease liabilities	1,334